TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Domestic (Israel)	$ 19,478	$ 11,281	$ 10,444
Foreign	5,035	3,749	1,959
Income before taxes on income	$ 24,513	$ 15,030	$ 12,403